Fair Value Measurements (Details Textual) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) stock professional	Dec. 31, 2014 USD ($) stock	Dec. 31, 2013 USD ($) stock	Dec. 31, 2012 USD ($) stock
Fair Value Measurements (Textual) [Abstract]
AFG's internal investment professionals | professional	20
Level 3 assets as a percentage of total assets measured at fair value	5.00%
Percentage of level 3 assets that were priced using non-binding broker quotes	74.00%
Level 3 assets that were priced using non-binding broker quotes	$ 928
Percentage of internally developed Level 3 asset fair values to total assets (approximately)	1.00%
Life contingent annuities	$ 199	$ 201	$ 200
Maximum [Member]
Fair Value Measurements (Textual) [Abstract]
Percentage of internally developed Level 3 asset fair values to Shareholders' equity (are less than)	11.00%
Fixed-indexed annuities (embedded derivative) [Member]
Fair Value Measurements (Textual) [Abstract]
Fair value of derivatives in annuity benefits accumulated measured using a discounted cash flow approach	$ 1,200	1,160
Fixed-indexed annuities (embedded derivative) [Member] | Minimum [Member]
Fair Value Measurements (Textual) [Abstract]
Unobservable input surrenders used in Level 3 fair value determination	4.00%
Fixed-indexed annuities (embedded derivative) [Member] | Maximum [Member]
Fair Value Measurements (Textual) [Abstract]
Unobservable input surrenders used in Level 3 fair value determination	16.00%
Fixed-indexed annuities (embedded derivative), majority of future years [Member] | Minimum [Member]
Fair Value Measurements (Textual) [Abstract]
Unobservable input surrenders used in Level 3 fair value determination	5.00%
Fixed-indexed annuities (embedded derivative), majority of future years [Member] | Maximum [Member]
Fair Value Measurements (Textual) [Abstract]
Unobservable input surrenders used in Level 3 fair value determination	11.00%
Not Designated as Hedging Instrument [Member] | Annuity benefits [Member] | Fixed-indexed annuities (embedded derivative) [Member]
Fair Value Measurements (Textual) [Abstract]
Total realized/unrealized gains (losses) included in net income for the embedded derivatives related to the unlocking of actuarial assumptions		$ 58	$ 2	$ 36
Common stocks [Member]
Fair Value Measurements (Textual) [Abstract]
Number of stocks transferred from Level 2 to Level 1 | stock	1	0	2	0
Number of stocks transferred from Level 1 to Level 2 | stock	1	1	0	0
Fair value of assets transferred from Level 2 to Level 1 (are less than)		$ 0	$ 18	$ 0
Fair value of assets transferred from Level 1 to Level 2 (are less than)		$ 0	$ 0	$ 0
Common stocks [Member] | Maximum [Member]
Fair Value Measurements (Textual) [Abstract]
Fair value of assets transferred from Level 2 to Level 1 (are less than)	$ 1
Fair value of assets transferred from Level 1 to Level 2 (are less than)	$ 1